LEASES - Information related to operating leases (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Assets
Operating lease right-of-use assets	$ 390,535	$ 145,535
Liabilities
Current portion of operating lease liabilities	181,733	92,055
Operating lease liabilities	$ 183,189	$ 53,480
Weighted average remaining lease term (years)	2 years 4 months 24 days	1 year 6 months
Weighted average discount rate	3.10%	3.90%